5. Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Non Real Estate Secured [Member] [Default Label]
Composition of net loans
	2016	2015
Real Estate Secured:
Residential 1-4 family	$186,695	$194,287
Multifamily	22,630	23,895
Construction and Land Loans	15,978	19,163
Commercial, Owner Occupied	72,383	73,031
Commercial, Non-owner occupied	28,818	38,025
Second mortgages	6,934	8,169
Equity lines of credit	13,395	6,000
Farmland	12,194	11,283
	359,027	373,853

Secured (other) and unsecured:
Personal	17,745	20,775
Commercial	29,977	35,144
Agricultural	3,490	2,959
	51,212	58,878

Overdrafts	142	139

	410,381	432,870
Less:
Allowance for loan losses	4,829	5,654
Net deferred fees	714	787
	5,543	6,441

Loans, net	$404,838	$426,429

Residential real estate current
	Number	Balance
Residential real estate in the process of foreclosure	8	$817
Foreclosed residential real estate	6	$340

Analysis of past due loans

The following table is an analysis of past due loans as of December 31, 2016:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$841	$242	$1,000	$2,083	$184,612	$186,695	$—
Equity lines of credit	—	30	10	40	13,355	13,395	—
Multifamily	—	—	—	—	22,630	22,630	—
Farmland	—	47	564	611	11,583	12,194	—
Construction, Land Development, Other Land Loans	39	—	—	39	15,939	15,978	—
Commercial Real Estate- Owner Occupied	14	—	3,868	3,882	68,501	72,383	2,210
Commercial Real Estate- Non Owner Occupied	—	—	—	—	28,818	28,818	—
Second Mortgages	160	1	18	179	6,755	6,934	—
Non Real Estate Secured
Personal	118	23	12	153	17,734	17,887	—
Commercial	142	54	462	658	29,319	29,977	—
Agricultural	—	7	—	7	3,483	3,490	—

Total	$1,314	$404	$5,934	$7,652	$402,729	$410,381	$2,210

The following table is an analysis of past due loans as of December 31, 2015:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$4,193	$1,580	$2,545	$8,318	$185,969	$194,287	$—
Equity lines of credit	24	—	17	41	5,959	6,000	—
Multifamily	—	—	—	—	23,895	23,895	—
Farmland	56	7	303	366	10,917	11,283	—
Construction, Land Development, Other Land Loans	49	61	37	147	19,016	19,163	—
Commercial Real Estate- Owner Occupied	514	485	5,014	6,013	67,018	73,031	—
Commercial Real Estate- Non Owner Occupied	—	—	—	—	38,025	38,025	—
Second Mortgages	88	37	5	130	8,039	8,169	—
Non Real Estate Secured
Personal	264	141	163	568	20,346	20,914	—
Commercial	590	217	366	1,173	33,971	35,144	—
Agricultural	45	—	—	45	2,914	2,959	—

Total	$5,823	$2,528	$8,450	$16,801	$416,069	$432,870	$—

Schedule of non-accrual loans

The following is a summary of non-accrual loans at December 31, 2016:

Amount
Real Estate Secured
Residential 1-4 Family	$1,275
Multifamily	—
Construction and Land Loans	—
Commercial-Owner Occupied	1,658
Commercial- Non Owner Occupied	—
Second Mortgages	18
Equity Lines of Credit	10
Farmland	564
Secured (other) and Unsecured
Personal	12
Commercial	462
Agricultural	—
Total	$3,999

The following is a summary of non-accrual loans at December 31, 2015:

Amount
Real Estate Secured
Residential 1-4 Family	$2,675
Multifamily	—
Construction and Land Loans	71
Commercial-Owner Occupied	5,856
Commercial- Non Owner Occupied	—
Second Mortgages	5
Equity Lines of Credit	17
Farmland	303
Secured (other) and Unsecured
Personal	163
Commercial	366
Agricultural	—
Total	$9,456

Credit Risk Profile by Internally Assigned Grade

Credit Risk Profile by Internally Assigned Grade –December 31, 2016

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	$32,054	$—	$19	$1,941	$3,686	$387
Satisfactory	106,154	18,335	7,823	5,969	36,806	15,198
Acceptable	41,369	1,410	3,474	5,961	22,767	5,119
Special Mention	3,399	1,896	—	—	4,435	4,221
Substandard	3,719	989	878	2,107	4,689	3,893
Doubtful	—	—	—	—	—	—

Total	$186,695	$22,630	$12,194	$15,978	$72,383	$28,818

Credit Risk Profile by Internally Assigned Grade –December 31, 2015

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	$25,939	$—	$25	$3,036	$2,870	$1,481
Satisfactory	109,993	20,271	6,323	7,406	38,926	19,979
Acceptable	46,639	1,811	3,922	6,420	21,671	12,157
Special Mention	3,133	792	195	397	2,552	2,523
Substandard	8,583	1,021	818	1,904	7,012	1,885
Doubtful	—	—	—	—	—	—

Total	$194,287	$23,895	$11,283	$19,163	$73,031	$38,025

Credit Risk Profile based on payment activity

Credit Risk Profile based on payment activity – December 31, 2016

	Consumer - Non Real Estate	Equity Line of Credit /Second Mortgages	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$17,875	$20,301	$29,515	$3,490
Nonperforming (>90 days past due)	12	28	462	—

Total	$17,887	$20,329	$29,977	$3,490

Credit Risk Profile based on payment activity – December 31, 2015

	Consumer - Non Real Estate	Equity Line of Credit /Second Mortgages	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$20,751	$14,147	$34,778	$2,959
Nonperforming (>90 days past due)	163	22	366	—

Total	$20,914	$14,169	$35,144	$2,959

Impaired loans

The following tables reflect the Bank’s impaired loans at December 31, 2016 and December 31, 2015:

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$4,848	$4,848	$—	$5,963	$200
Equity lines of credit	25	25	—	38	1
Multifamily	989	989	—	1,005	1
Farmland	685	685	—	750	24
Construction, Land Development, Other Land Loans	1,741	1,741	—	1,643	114
Commercial Real Estate- Owner Occupied	5,802	5,802	—	5,685	390
Commercial Real Estate- Non Owner Occupied	1,883	1,883	—	941	39
Second Mortgages	186	186	—	292	8
Non Real Estate Secured
Personal	14	14	—	41	1
Commercial	43	43	—	179	3
Agricultural	—	—	—	—	—

Total	$16,216	$16,216	$—	$16,537	$781

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$460	$460	$36	$1,153	$14
Equity lines of credit	—	—	—	—	—
Multifamily	—	—	—	—	—
Farmland	192	192	16	96	11
Construction, Land Development, Other Land Loans	366	366	20	406	22
Commercial Real Estate- Owner Occupied	1,139	2,139	558	1,629
Commercial Real Estate- Non Owner Occupied	2,009	2,009	314	1,947	41
Second Mortgages	18	18	9	18	—
Non Real Estate Secured
Personal	51	51	29	82	3
Commercial	634	634	365	652	16
Agricultural	—	—	—	—	—

Total	$4,869	$5,869	$1,347	$5,983	$107

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$7,078	$7,078	$—	$7,533	$247
Equity lines of credit	51	51	—	38	2
Multifamily	1,021	1,021	—	1,137	60
Farmland	816	816	—	829	38
Construction, Land Development, Other Land Loans	1,547	1,547	—	1,643	92
Commercial Real Estate- Owner Occupied	5,569	5,569	—	7,379	132
Commercial Real Estate- Non Owner Occupied	—	—	—	—	—
Second Mortgages	398	398	—	508	14
Non Real Estate Secured
Personal	68	68	—	61	4
Commercial	315	315	—	338	13
Agricultural	—	—	—	—	—

Total	$16,863	$16,863	$—	$19,466	$602

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$1,846	$1,846	$249	$2,497	$93
Equity lines of credit	—	—	—	—	—
Multifamily	—	—	—	—	—
Farmland	—	—	—	—	—
Construction, Land Development, Other Land Loans	446	446	32	406	25
Commercial Real Estate- Owner Occupied	2,119	2,119	799	1,761	9
Commercial Real Estate- Non Owner Occupied	1,885	1,885	290	1,901	56
Second Mortgages	18	18	10	9	1
Non Real Estate Secured
Personal	114	114	45	184	4
Commercial	670	670	512	736	28
Agricultural	—		—	4	—

Total	$7,098	$7,098	$1,937	$7,498	$216

Troubled debt restructurings

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2016.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Oustanding Recorded Investment

Residential 1-4 family	1	$180	$180
Equity lines of credit
Multifamily
Farmland	1	57	57
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	4	4,288	4,288
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	64	64
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	7	$4,589	$4,589

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$848	$848
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied	1	1,516	1,516
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	$2,364	$2,364

Troubled Debt Restructurings Loan term extension		Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family		2	$452	$452
Equity lines of credit
Multifamily		1	999	999
Farmland		2	193	193
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total		5	$1,643	$1,643
Troubled Debt Restructurings All	Number of Contracts		Pre- Modification Outstanding Recorded Investment	Post- Modification Outstaniding Recorded Investment
Total Restructurings	14		$8,596	$8,596

Troubled Debt Restructurings that subsequently defaulted during the twelve months ended December 31, 2016	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$175	$175
Equity lines of credit
Multifamily
Farmland	2	$193	$193
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	$368	$368

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2015.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Oustanding Recorded Investment

Residential 1-4 family	1	$188	$188
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	2,203	2,203
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	68	68
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	4	$2,459	$2,459

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$863	$863
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,547	1,547
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	$2,410	$2,410

Troubled Debt Restructurings Loan term extension		Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family		1	$131	$131
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans		1	35	35
Commercial Real Estate- Owner Occupied		1	847	847
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total		3	$1,013	$1,013
Troubled Debt Restructurings All	Number of Contracts		Pre- Modification Outstanding Recorded Investment	Post- Modification Outstaniding Recorded Investment
Total Restructurings	9		$5,882	$5,882

Troubled Debt Restructurings that subsequently defaulted during the twelve months ended December 31, 2015	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

Allowance for loan losses and the recorded investment in loans by loan category

Twelve months ended December 31, 2016	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2015	654	—	37	1,012	748	43	20	7	704	886	1,543	5,654
Provision for Credit Losses	(66)	—	(2)	1,564	(310)	(24)	14	11	947	(323)	(285)	1,526
Charge-offs	249	—	28	1,245		4	9	2	1,044	165	—	2,746
Recoveries	(32)	—	(14)	(8)	(7)	—	(2)	—	(195)	(137)	—	(395)
Net Charge-offs	217	—	14	1,237	(7)	4	7	2	849	28	—	2,351
Ending Balance December 31, 2016	371	—	21	1,339	445	15	27	16	802	535	1,258	4,829
Ending Balance: Individually evaluated for impairment	36	—	20	558	314	9	—	16	29	365		1,347
Ending Balance: Collectively Evaluated for Impairment	335	—	1	781	131	6	27	—	773	170	1,258	3,842
Loans:
Ending Balance: Individually Evaluated for Impairment	5,308	989	2,107	6,941	3,892	204	25	877	65	677	—	21,085
Ending Balance: Collectively Evaluated for Impairment	181,387	21,641	13,871	65,442	24,926	6,730	13,370	11,317	17,822	32,790	—	389,296
Ending Balance: December 31, 2016	$186,695	$22,630	$15,978	$72,383	$28,818	$6,934	$13,395	$12,194	$17,887	$33,467	—	$410,381

Twelve months ended December 31, 2015	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2014	$995	$20	$87	$409	$1,063	$67	$74	$12	$665	$982	$1,103	$5,477
Provision for Credit Losses	16	(20)	(79)	634	(309)	(21)	(95)	(8)	759	152	440	1,469
Charge-offs	360	—	12	407	12	3	—	—	796	257	—	1,847
Recoveries	(3)	—	(41)	(376)	(6)	—	(41)	(3)	(76)	(9)	—	(555)
Net Charge-offs	357	—	(29)	31	6	3	(41)	(3)	720	248	—	1,292
Ending Balance December 31, 2015	654	—	37	1,012	748	43	20	7	704	886	1,543	5,654
Ending Balance: Individually evaluated for impairment	249	—	32	799	290	10	—	—	45	512		1,937
Ending Balance: Collectively Evaluated for Impairment	405	—	5	213	458	33	20	7	659	374	1,543	3,717
Loans:
Ending Balance: Individually Evaluated for Impairment	8,924	1,021	1,993	7,688	1,885	416	51	816	182	985	—	23,961
Ending Balance: Collectively Evaluated for Impairment	185,363	22,874	17,170	65,343	36,140	7,753	5,949	10,467	20,732	37,118	—	408,909
Ending Balance: December 31, 2015	$194,287	$23,895	$19,163	$73,031	$38,025	$8,169	$6,000	$11,283	$20,914	$38,103	—	$432,870

Loans held for sale
Twelve months ended December 31	2016	2015

Loans held for sale at end of period	$1,255	$—
Proceeds from sales of mortgage loans originated for sale	15,714	—
Gain on sales of mortgage loans originated for sale	$525	—